PROPERTY, PLANT AND EQUIPMENT - Schedule of Power Purchase Agreements (Details) - Renewable Power	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 EUR (€)
Later Than One Year And Not Later Than Eleven Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	54.00%	54.00%	54.00%	54.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 88
Estimates of Future Electricity Prices (weighted average)	$ 93
Later Than One Year And Not Later Than Eleven Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	75.00%	75.00%	75.00%	75.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$		R$ 336
Estimates of Future Electricity Prices (weighted average) | R$		R$ 290
Later Than One Year And Not Later Than Eleven Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	32.00%	32.00%	32.00%	32.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)			$ 293
Estimates of Future Electricity Prices (weighted average)			$ 376
Later Than One Year And Not Later Than Eleven Years | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	90.00%	90.00%	90.00%	90.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €				€ 72
Estimates of Future Electricity Prices (weighted average) | €				€ 62
Later Than Eleven Years And Not Later Than Twenty Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	16.00%	16.00%	16.00%	16.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 74
Estimates of Future Electricity Prices (weighted average)	$ 135
Later Than Eleven Years And Not Later Than Twenty Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	43.00%	43.00%	43.00%	43.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$		R$ 387
Estimates of Future Electricity Prices (weighted average) | R$		R$ 387
Later Than Eleven Years And Not Later Than Twenty Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	2.00%	2.00%	2.00%	2.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)			$ 352
Estimates of Future Electricity Prices (weighted average)			$ 554
Later Than Eleven Years And Not Later Than Twenty Years | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	65.00%	65.00%	65.00%	65.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €				€ 66
Estimates of Future Electricity Prices (weighted average) | €				€ 74